Document and Entity Information	Nov. 05, 2026
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001671858
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ARS Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39756
Entity Tax Identification Number	81-1489190
Entity Address, Address Line One	11682 El Camino Real
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	771-9307
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	SPRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false